UNITED STATES
                       SECURITIES AND EXCHNAGE COMMISSION
                       WASHINGTON, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Holt-Smith & Yates Advisors, Inc.
Address:  2810 Crossroads Drive, Suite 4900
          Madison, WI 53718

13F File Number:  28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   May Lee Schemmel
Title:  Portfolio Administrator
Phone:  608-249-4488
Signature, Place, and Date of Signing:

   May Lee Schemmel  Madison, WI  May 6, 1999

Report Type (Check only one.):

[ X ]      13F HOLDINGS REPORT

[   ]      13F NOTICE

[   ]      13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: 105,919 (x $1,000)

List of Other Included Managers: NONE
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                                             FORM 13F INFORMATION TABLE
                               TITLE OF                    VALUE     SHARES/  SH PUT/  INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS         CUSIP         (x $1000) PRN      PR CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE

GRAINGER W W INC               COM           384802 10 4   2,814      65,336  SH       SOLE               28,200   0      37,136
AMERITECH CORP NEW             COM           030954 10 1     831      14,414  SH       SOLE                1,860   0      12,554
BARNES & NOBLE INC             COM           067774 10 9   5,866     182,600  SH       SOLE               73,525   0     109,075
HOME DEPOT INC                 COM           437076 10 2   6,473     103,974  SH       SOLE               40,350   0      63,635
INTERPUBLIC GROUP CO           COM           460690 10 0   6,378      81,905  SH       SOLE               29,775   0      52,130
LEE ENTERPRISES INC            COM           523768 10 9   4,178     144,075  SH       SOLE               47,650   0      96,425
DISNEY WALT CO                 COM           254687 10 6   5,024     161,403  SH       SOLE               57,565   0     103,838
HERSHEY FOODS CORP             COM           427866 10 8     597      10,641  SH       SOLE                1,350   0       9,291
NEWELL CO                      COM           651192 10 6   6,433     135,425  SH       SOLE               52,050   0      83,375
PEPSICO INC                    COM           713448 10 8   4,604     117,488  SH       SOLE               50,600   0      66,888
WALGREEN CO                    COM           931422 10 9   7,321     259,150  SH       SOLE               96,700   0     162,450
ROYAL DUTCH PETROLEUM          NY REG GL1.25 780257 80 4   3,562      68,500  SH       SOLE               22,400   0      46,100
AMERICAN INTERNATIONAL GROUP   COM           026874 10 7   6,962      57,713  SH       SOLE               21,969   0      35,744
FISERV                         COM           337738 10 8   8,351     155,721  SH       SOLE               52,203   0     103,518
FREDDIE MAC                    COM           313400 30 1   5,323      92,880  SH       SOLE               39,800   0      53,080
ADC TELECOMMUNICATIONS         COM           000886 10 1   7,885     165,350  SH       SOLE               60,300   0     105,050
AMERICAN POWER CONVERSION CORP COM           029066 10 7   4,815     178,349  SH       SOLE               62,100   0     116,249
DELL COMPUTER CORP             COM           247025 10 9   9,965     243,786  SH       SOLE              100,600   0     143,186
INTUIT                         COM           461202 10 3   5,405      53,123  SH       SOLE               30,275   0      22,848
EXXON CORP                     COM           302290 10 1     541       7,664  SH       SOLE                    0   0       7,664
FIRSTAR CORP NEW WIS           COM           33763V 10 9     767       8,568  SH       SOLE                    0   0       8,568
MARSHALL & ILSLEY CO           COM           571834 10 0     390       7,029  SH       SOLE                2,000   0       5,029
MERCK & CO INC                 COM           589331 10 7     291       3,633  SH       SOLE                    0   0       3,633
AMERICA ONLINE INC D           COM           02364J 10 4     876       5,960  SH       SOLE                    0   0       5,960
INTERNATIONAL BUSINE           COM           459200 10 1     267       1,505  SH       SOLE                    0   0       1,505
SBC COMMUNICATIONS INC         COM           78387G 10 3     238       5,052  SH       SOLE                    0   0       5,052
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